INCOME TAXES (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 11,941
1997 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	1997
Year of Expiration	2017
Net operating loss carryforwards	$ 1,932
1998 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	1998
Year of Expiration	2018
Net operating loss carryforwards	$ 2,781
1999 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	1999
Year of Expiration	2019
Net operating loss carryforwards	$ 1,078
2000 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2000
Year of Expiration	2020
Net operating loss carryforwards	$ 813
2001 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2001
Year of Expiration	2021
Net operating loss carryforwards	$ 664
2002 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2002
Year of Expiration	2022
Net operating loss carryforwards	$ 522
2003 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2003
Year of Expiration	2023
Net operating loss carryforwards	$ 564
2004 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2004
Year of Expiration	2024
Net operating loss carryforwards	$ 353
2005 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2005
Year of Expiration	2025
Net operating loss carryforwards	$ 264
2006 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2006
Year of Expiration	2026
Net operating loss carryforwards	$ 355
2007 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2007
Year of Expiration	2027
Net operating loss carryforwards	$ 373
2008 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2008
Year of Expiration	2028
Net operating loss carryforwards	$ 351
2009 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2009
Year of Expiration	2029
Net operating loss carryforwards	$ 86
2010 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2010
Year of Expiration	2030
Net operating loss carryforwards	$ 541
2011 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2011
Year of Expiration	2031
Net operating loss carryforwards	$ 480
2012 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2012
Year of Expiration	2032
Net operating loss carryforwards	$ 177
2013 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2013
Year of Expiration	2033
Net operating loss carryforwards	$ 121
2014 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2014
Year of Expiration	2034
Net operating loss carryforwards	$ 70
2015 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2015
Year of Expiration	2035
Net operating loss carryforwards	$ 127
2016 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2016
Year of Expiration	2036
Net operating loss carryforwards	$ 147
2017 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year Originated	2017
Year of Expiration	2037
Net operating loss carryforwards	$ 140